Share Capital - Additional Information (Detail)	12 Months Ended
	Apr. 30, 2019 CAD ($) yr $ / shares shares	Apr. 30, 2018 CAD ($) $ / shares shares	Apr. 30, 2017 shares
Disclosure of classes of share capital [line items]
Shares issued | shares	49,646,851	49,146,851	49,146,851
Share value | $ / shares		$ 0.25
Gross proceeds from shares issued		$ 125,000
Transferable common share purchase warrant		1.5
Common stock warrant exercisable period		4 years
Common stock warrant exercisable price per share		0.30
Market price per share | $ / shares		$ 0.24
Offering price per share | $ / shares		$ 0.25
Market price of share		$ 120,000
Difference in fair value of warrants		5,000
Increase in share capital		120,000
Increase in equity reserve		$ 5,000
Warrants issued | shares	3,000,000	250,000
Warrants expiration date	Jun. 18, 2021
Grant options percentage	20.00%
Expired shares	948,750
Weighted average exercise price of share options expired	$ 0.88
Life share options granted | yr	3
Shares exercised for a fair value | $ / shares	$ 0.075
Reduced the liability share based payment	$ 69,000	$ 136,000
June18, 2021 [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, Warrants expired | $ / shares	$ 0.20
Warrants expiration date	Jun. 18, 2021
Officers and Directors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares		500,000
RSU [member]
Disclosure of classes of share capital [line items]
Vesting period from date of grant		3 years
Vesting portion of each calendar year		One-third
Vesting percentage	50.00%
Fair value per share | $ / shares	$ 0.075
Expense from sharebased payment	$ 33,000	$ 70,000
DSU [member] | Directors [member]
Disclosure of classes of share capital [line items]
Number of shares granted | shares	0